Annual Fund Operating Expenses - Pictet AI Enhanced US Equity ETF - Pictet AI Enhanced US Equity ETF Shares	Feb. 09, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.22%

[1]	Based on estimated amounts for the current fiscal year.